Significant Accounting policies, Adoption of New and Revised International Financial Reporting Standards, Effect of IFRS 16 on Consolidated Statement of Financial Position (Details) - USD ($)
$ in Millions
	Oct. 31, 2019	Oct. 31, 2018
Effect of IFRS on the Consolidated Statement of Financial Position [Abstract]
Finance lease liability	$ 23.5	$ 28.5
IFRS 16 [Member] | Property, Plant and Equipment [Member]
Effect of IFRS on the Consolidated Statement of Financial Position [Abstract]
Finance lease asset	20.9
IFRS 16 [Member] | Bottom of Range [Member]
Effect of IFRS on the Consolidated Statement of Financial Position [Abstract]
Right to use leased assets	241.0
Contractual obligation	286.0
Decrease in retained earnings	7.0
IFRS 16 [Member] | Top of Range [Member]
Effect of IFRS on the Consolidated Statement of Financial Position [Abstract]
Right to use leased assets	261.0
Contractual obligation	306.0
Decrease in retained earnings	7.8
IFRS 17 [Member]
Effect of IFRS on the Consolidated Statement of Financial Position [Abstract]
Undiscounted non-cancellable operating lease commitments	301.2	$ 228.0
IFRS 17 [Member] | Property, Plant and Equipment [Member]
Effect of IFRS on the Consolidated Statement of Financial Position [Abstract]
Finance lease liability	$ 23.5